Prospectus
May 1, 2018

Prospectus dated May 1, 2018

t	Johnson Institutional Short Duration Bond Fund

Class I: JIBDX  Class F: JIMDX

t	Johnson Institutional Intermediate Bond Fund

Class I: JIBEX  Class F: JIMEX

t	Johnson Institutional Core Bond Fund

Class I: JIBFX  Class F: JIMFX

t	Johnson Enhanced Return Fund

JENHX

Johnson Mutual Funds Trust
3777 West Fork Road
Cincinnati, OH 45247
www.johnsonmutualfunds.com
(513) 661-3100
(800) 541-0170
FAX (513) 661-4901

Like all mutual fund shares and prospectuses, the Securities and Exchange Commission has not approved or disapproved these shares or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Johnson Mutual Funds
Prospectus Dated May 1, 2018

The use of the term “Funds” throughout this prospectus refers to all series of the Johnson Mutual Funds Trust referenced above.

Johnson Institutional Short Duration Bond Fund
May 1, 2018

Ticker

Class I: JIBDX  Class F: JIMDX

Fund Summary

Investment Objective

A high level of income over the long term consistent with preservation of capital.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class I	Class F
Shareholder Fees (fees paid directly from your investment)
Redemption Fee	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	0.30%	0.30%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.00%	0.00%
Acquired Fund Fee Expenses[1]	0.01%	0.01%
Total Annual Fund Operating Expenses	0.31%	0.56%
Fee Waiver[2]	(0.05)%	(0.15)%
Total Annual Fund Operating Expenses after Fee Waiver	0.26%	0.41%

1	“Acquired Fund Fees and Expenses” are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. The Total Annual Fund Operating Expenses will not correlate to the expense ratios in the Fund’s financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.
2	Effective May 1, 2018, the Adviser has contractually agreed to waive a portion (0.05%) of its management fees for the Johnson Institutional Short Duration Bond Fund, at least through April 30, 2019, so that the Management Fee is 0.25% for the period. The Adviser may not unilaterally change the contract until May 1, 2019. Additionally, a portion (0.10%) of the 12b-1 fee is also being waived through April 30, 2019 for the Class F Shares.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, constant operating expenses (except for fee waivers in the first year), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your cost will be:

	1 Year	3 Years	5 Years	10 Years
Johnson Institutional Short Duration Bond Fund Class I	$27	$95	$169	$388
Johnson Institutional Short Duration Bond Fund Class F	$42	$164	$298	$687

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48.04% of the average value of its portfolio.

Primary Investment Strategies

The Fund’s strategy is to provide a diversified portfolio of investment grade bonds with aggregate risk, return and income characteristics similar to 1 to 3 year bonds. The Fund invests primarily in a broad range of investment grade fixed income securities, including bonds, notes, domestic and foreign corporate and government securities, mortgage-backed securities, collateralized mortgage obligations, and short term obligations. The Fund will normally maintain a dollar weighted average duration between 1 and 3 years. To the extent consistent with the Fund’s objective, the Adviser will try to avoid realization of capital gains for tax purposes. The Fund will normally invest at least 80% of its assets in bonds.

Principal Risks

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Johnson Institutional Short Duration Bond Fund
May 1, 2018

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A potential rise in interest rates may result in periods of volatility and increased redemptions.

Credit Risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due.

Prepayment Risk — The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

Specific Maturity Risk — The specific maturities in which the Fund invests may fall in value more than other maturities. Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mortgage-Backed Securities Risks — Mortgage-backed securities represent interests in “pools” of mortgages. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Foreign Securities Risk — Foreign securities may be subject to special risks such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administration or economic and monetary policies of foreign governments.

Average Annual Total Returns

The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s Class I returns from year to year for the last 10 years. Although Class F shares would have similar annual returns to Class I shares, the returns for Class F shares would be different from Class I shares because they have different expenses. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

During the period shown, the highest return for a calendar quarter was 4.69% in the fourth quarter of 2008, and the lowest return was -1.16% in the second quarter of 2013.

For the Periods ended December 31, 2017	1 Year	5 Years	10 Years
Class I
Return Before Taxes	1.54%	1.10%	2.49%
Return After Taxes on Distributions	0.81%	0.45%	1.58%
Return After Taxes on Distributions and Sale of Fund Shares	0.87%	0.54%	1.57%
Merrill Lynch 1 – 3 Year Government Corporate Index (reflects no deduction for fees, expenses or taxes)	0.86%	0.86%	1.86%

The Merrill Lynch 1 – 3 Year Government Corporate Index is the primary benchmark.

Johnson Institutional Short Duration Bond Fund
May 1, 2018

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser

Johnson Investment Counsel, Inc.

Portfolio Managers

The Fund is managed by a team of portfolio managers. Michael Leisring, CFA, has been the team leader of the management team since 2013, and a member of the team since 2003. Dale Coates, CFA, and Jason Jackman, CFA, have been members of the management team since its inception. Brandon Zureick, CFA, has been a member of the management team since 2014. David Theobald, CFA, has been a member of the management team since 2016.

Purchase or Sale of Fund Shares

Shares may be purchased or redeemed at the Fund’s net asset value (NAV) next determined after receipt of your order, by check, wire, electronic bank transfer or exchange. The minimum initial investment for the Class I Shares is $1,000,000 and for the Class F Shares is $500,000. The minimum for additional purchases is $100.

The Adviser may, in its sole discretion, waive these minimums for existing clients of the Adviser and other related parties, as well as in certain other circumstances. You may buy or sell shares on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including holidays. Purchases and redemptions can be made through the Fund’s Transfer Agent, Johnson Financial, Inc., 3777 West Fork Road, Cincinnati, OH 45247. You may contact the Transfer Agent at 800-541-0170 for information about how to purchase or redeem Fund shares by wire, electronic bank transfer or exchange.

Tax Information

Dividends and capital gain distributions you receive are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Johnson Institutional Intermediate Bond Fund
May 1, 2018

Ticker

Class I: JIBEX  Class F: JIMEX

Investment Objective

A high level of income over the long term consistent with preservation of capital.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class I	Class F
Shareholder Fees (fees paid directly from your investment)
Redemption Fee	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	0.30%	0.30%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.00%	0.00%
Acquired Fund Fee Expenses[1]	0.01%	0.01%
Total Annual Fund Operating Expenses	0.31%	0.56%
Fee Waiver[2]	(0.05)%	(0.15)%
Total Annual Fund Operating Expenses after Waiver	0.26%	0.41%

1	“Acquired Fund Fees and Expenses” are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. The Total Annual Fund Operating Expenses will not correlate to the expense ratios in the Fund’s financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.
2	Effective May 1, 2018, the Adviser has contractually agreed to waive a portion (0.05%) of its management fees for the Johnson Institutional Short Duration Bond Fund, at least through April 30, 2019, so that the Management Fee is 0.25% for the period. The Adviser may not unilaterally change the contract until May 1, 2019. Additionally, a portion (0.10%) of the 12b-1 fee is also being waived through April 30, 2019 for the Class F Shares.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, constant operating expenses (except for fee waivers in the first year), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your cost will be:

	1 Year	3 Years	5 Years	10 Years
Johnson Institutional Intermediate Bond Fund: Class I	$27	$95	$169	$388
Johnson Institutional Intermediate Bond Fund: Class F	$42	$164	$298	$687

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.37% of the average value of its portfolio.

Primary Investment Strategies

The Fund’s strategy is to provide a diversified portfolio of investment grade bonds with aggregate risk, return and income characteristics similar to 3 to 5 year bonds. The Fund invests primarily in a broad range of investment grade fixed income securities, including bonds, notes, domestic and foreign corporate and government securities, mortgage-backed securities, and collateralized mortgage obligations. The Fund normally will maintain a dollar weighted average duration between 3 and 5 years. To the extent consistent with the Fund’s objective, the Adviser will try to avoid realization of capital gains for tax purposes. The Fund will normally invest at least 80% of its assets in bonds.

Johnson Institutional Intermediate Bond Fund
May 1, 2018

Principal Risks

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A potential rise in interest rates may result in periods of volatility and increased redemptions.

Credit Risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due.

Prepayment Risk — The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

Specific Maturity Risk — The specific maturities in which the Fund invests may fall in value more than other maturities. Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mortgage-Backed Securities Risks — Mortgage-backed securities represent interests in “pools” of mortgages. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Foreign Securities Risk — Foreign securities may be subject to special risks such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administration or economic and monetary policies of foreign governments.

Average Annual Total Returns

The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s Class I returns from year to year for the last 10 years. Although Class F shares would have similar annual returns to Class I shares, the returns for Class F shares would be different from Class I shares because they have different expenses. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

During the period shown, the highest return for a calendar quarter was 7.93% in the fourth quarter of 2008, and the lowest return was -2.27 in the second quarter of 2013.

For the Periods ended December 31, 2017	1 Year	5 Years	10 Years
Return After Taxes on Distributions	2.99%	2.16%	4.05%
Return After Taxes on Distributions	1.93%	0.98%	2.68%
Return After Taxes on Distributions and Sale of Fund Shares	1.73%	1.15%	2.64%
Barclay’s Capital Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	2.14%	1.50%	3.32%

The Barclays Capital U.S. Intermediate U.S. Government/Credit Index is the primary benchmark.

Johnson Institutional Intermediate Bond Fund
May 1, 2018

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser

Johnson Investment Counsel, Inc.

Portfolio Managers

The Fund is managed by a team of portfolio managers. Michael Leisring, CFA, has been the team leader of the management team since 2013 and a member of the Management Team since 2003. Dale Coates, CFA, and Jason Jackman, CFA, have been members of the Fund management team since its inception. Brandon Zureick, CFA, has been a member of the management team since 2014. David Theobald has been a member of the management team since 2017.

Purchase or Sale of Fund Shares

Shares may be purchased or redeemed at the Fund’s net asset value (NAV) next determined after receipt of your order, by check, wire, electronic bank transfer or exchange. The minimum initial investment for the Class I Shares is $1,000,000, and for the Class F Shares is $500,000. The minimum for additional purchases is $100.

The Adviser may, in its sole discretion, waive these minimums for existing clients of the Adviser and other related parties, as well as in certain other circumstances. You may buy or sell shares on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including holidays. Purchases and redemptions can be made through the Fund’s Transfer Agent, Johnson Financial, Inc., 3777 West Fork Road, Cincinnati, OH 45247. You may contact the Transfer Agent at 800-541-0170 for information about how to purchase or redeem Fund shares by wire, electronic bank transfer or exchange.

Tax Information

Dividends and capital gain distributions you receive are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Johnson Institutional Core Bond Fund
May 1, 2018

Ticker

Class I: JIBFX  Class F: JIMFX

Fund Summary

Investment Objective

A high level of income over the long term consistent with preservation of capital.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class I	Class F
Shareholder Fees (fees paid directly from your investment)
Redemption Fee	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	0.30%	0.30%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	0.30%	0.55%
Fee Waiver[1]	(0.05)%	(0.15)%
Total Annual Fund Operating Expenses after Waiver	0.25%	0.40%

1	Effective May 1, 2018, the Adviser has contractually agreed to waive a portion (0.05%) of its management fees for the Johnson Institutional Core Bond Fund, at least through April 30, 2019, so that the Management Fee is 0.25% for the period. The Adviser may not unilaterally change the contract until May 1, 2019. Additionally, a portion (0.10%) of the 12b-1 fee is also being waived through April 30, 2019 for the Class F Shares.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, constant operating expenses (except for fee waivers in the first year), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your cost will be:

	1 Year	3 Years	5 Years	10 Years
Johnson Institutional Core Bond Fund: Class I	$26	$91	$164	$376
Johnson Institutional Core Bond Fund: Class F	$41	$162	$293	$676

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.42% of the average value of its portfolio.

Primary Investment Strategies

The Fund invests primarily in a broad range of investment grade fixed income securities, including bonds, notes, domestic and foreign corporate and government securities (including securities issued by government agencies), mortgage-backed securities, collateralized mortgage obligations, municipal securities, and short term obligations. The Adviser typically selects fixed income securities with maturities between three and fifteen years, based on the available yield at various maturity levels. The Fund will normally invest at least 95% of its assets in investment grade fixed income securities. The Fund will normally invest at least 80% of its assets in bonds.

Johnson Institutional Core Bond Fund
May 1, 2018

Principal Risks

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A potential rise in interest rates may result in periods of volatility and increased redemptions.

Credit Risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due.

Prepayment Risk — The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

Specific Maturity Risk — The specific maturities in which the Fund invests may fall in value more than other maturities. Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mortgage-Backed Securities Risks — Mortgage-backed securities represent interests in “pools” of mortgages. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Foreign Securities Risk — Foreign securities may be subject to special risks such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administration or economic and monetary policies of foreign governments.

Average Annual Total Returns

The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s Class I returns from year to year for the last 10 years. Although Class F shares would have similar annual returns to Class I shares, the returns for Class F shares would be different from Class I shares because they have different expenses. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

During the period shown, the highest return for a calendar quarter was 9.17 in the fourth quarter of 2008, and the lowest return was -2.77 in the fourth quarter of 2016.

For the Periods ended December 31, 2017	1 Year	5 Years	10 Years
Return Before Taxes	3.72%	2.65%	4.90%
Return After Taxes on Distributions	2.61%	1.29%	3.32%
Return After Taxes on Distributions and Sale of Fund Shares	2.12%	1.45%	3.27%
Barclays Capital Aggregate Index (reflects no deduction for fees, expenses or taxes)	3.54%	2.10%	4.01%

The Barclays Capital Aggregate Index is the primary benchmark.

Johnson Institutional Core Bond Fund
May 1, 2018

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser

Johnson Investment Counsel, Inc.

Portfolio Managers

The Fund is managed by a team of portfolio managers. Michael Leisring, CFA, has been the team leader of the management team since 2013. Dale Coates, CFA, and Jason Jackman, CFA, have been members of the management team since its inception. Brandon Zureick, CFA, has been a member of the management team since 2014. David Theobald, CFA, has been a member of the management team since 2017.

Purchase or Sale of Fund Shares

Shares may be purchased or redeemed at the Fund’s net asset value (NAV) next determined after receipt of your order, by check, wire, electronic bank transfer or exchange. The minimum initial investment for the Class I Shares is $1,000,000, and for the Class F Shares is $500,000. The minimum for additional purchases is $100.

The Adviser may, in its sole discretion, waive these minimums for existing clients of the Adviser and other related parties, as well as in certain other circumstances. You may buy or sell shares on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including holidays. Purchases and redemptions can be made through the Fund’s Transfer Agent, Johnson Financial, Inc., 3777 West Fork Road, Cincinnati, OH 45247. You may contact the Transfer Agent at 800-541-0170 for information about how to purchase or redeem Fund shares by wire, electronic bank transfer or exchange.

Tax Information

Dividends and capital gain distributions you receive are subject to federal income taxes and may also be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Johnson Enhanced Return Fund
May 1, 2018

Ticker: JENHX

Fund Summary

Investment Objective

Outperform the Fund’s benchmark, the S&P 500 Index, over a full market cycle.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	0.35%
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.01%
Total Annual Fund Operating Expenses	0.36%

1	“Acquired Fund Fees and Expenses” are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. The Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund’s financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, constant operating expenses (except for fee waivers in the first year), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your cost will be:

	1 Year	3 Years	5 Years	10 Years
Enhanced Return Fund	$37	$116	$202	$456

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.40% of the average value of its portfolio.

Primary Investment Strategies

The Fund will usually invest:

♦	a portion of its assets in stock index futures contracts that the Fund’s Adviser believes will produce the returns of the large capitalization U.S. equity market, and
♦	the balance of its assets in primarily short-term investment grade fixed income securities, which the Adviser believes will produce income and enhance the Fund’s returns.

Investing in stock index futures contracts requires an investment of only a small portion of the Fund’s assets in order to produce a return on the Fund’s total assets that approximates the return of an underlying stock index. This effect is referred to as “leverage.” The Fund attempts to track an underlying stock index consisting of a representative sampling of the leading large capitalization companies in the leading industries in the U.S. economy. The stock index futures are used only for replication of returns, not speculation. The Fund also may invest in options on stock index futures. The Fund will normally invest at least 95% of its assets in short-term investment grade fixed income securities with an average weighted duration between 1 and 3 years.

The Fund will generally close out of positions in stock index futures only as necessary to maintain a return on the Fund’s total assets that approximates the return of the underlying stock index, and will sell its fixed income securities if the security reaches the Adviser’s valuation target or if the Adviser believes the issuer’s fundamentals have changed.

Principal Risks

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Company Risk — The Fund value might decrease in response to the activities and financial prospects of an individual company.

Market Risk — The Fund value might decrease in response to general market and economic conditions.

Volatility Risk — Common stocks (and indexes of common stocks) tend to be more volatile than other investment choices.

Derivatives Risk — Derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying index. Losses from derivatives may be greater than the derivative’s original cost.

Leveraging Risk — Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio. When the Fund is leveraged, it can lose more than the principal amount invested.

Correlation Risk — Due to derivative contract size limitations, the Fund’s assets may be slightly under-invested or slightly over-invested compared to the underlying index, which could cause the Fund to be slightly less or more volatile than the underlying index, and the Fund’s returns from the futures contracts may not mirror the underlying index.

Johnson Enhanced Return Fund
May 1, 2018

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A potential rise in interest rates may result in periods of volatility and increased redemptions.

Credit Risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due.

Prepayment Risk — The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

Specific Maturity Risk — The specific maturities in which the Fund invests may fall in value more than other maturities. Although the Fund’s bonds are primarily short term, the bonds with longer maturities will fluctuate more than bonds with shorter maturities.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mortgage-Backed Securities Risks — Mortgage-backed securities represent interests in “pools” of mortgages. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Foreign Securities Risk — Foreign securities may be subject to special risks such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administration or economic and monetary policies of foreign governments.

Annual Total Returns

The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year since the Fund’s inception. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Update performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

During the period shown, the highest return for a calendar quarter was 17.80% in the second quarter of 2009, and the lowest return was -20.95 in the fourth quarter of 2008.

For the Periods ended December 31, 2017	1 Year	5 Years	10 Years
Return Before Taxes	21.39%	15.85%	9.52%
Return After Taxes on Distributions	14.35%	11.02%	6.70%
Return After Taxes on Distributions and Sale of Fund Shares	14.41%	10.86%	6.55%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%

The S&P 500 Index is the established benchmark.

Johnson Enhanced Return Fund
May 1, 2018

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser

Johnson Investment Counsel, Inc.

Portfolio Managers

The Fund is managed by a team of portfolio managers. Michael Leisring, CFA, has been the team leader of the management team since 2013. Dale Coates, CFA, and Jason Jackman, CFA, have been members of the management team since its inception. Brandon Zureick, CFA, has been a member of the management team since 2014. David Theobald, CFA, has been a member of the management team since 2016.

Purchase or Sale of Fund Shares

Shares may be purchased or redeemed at the Fund’s net asset value (NAV) next determined after receipt of your order, by check, wire, electronic bank transfer or exchange. The minimum initial investment for the Fund is $1,000,000. The minimum for additional purchases is $100. The Adviser may, in its sole discretion, waive these minimums for existing clients of the Adviser and other related parties, as well as in certain other circumstances. You may buy or sell shares on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including holidays. Purchases and redemptions can be made through the Fund’s Transfer Agent, Johnson Financial, Inc., 3777 West Fork Road, Cincinnati, OH 45247. You may contact the Transfer Agent at 800-541-0170 for information about how to purchase or redeem Fund shares by wire, electronic bank transfer or exchange.

Tax Information

Dividends and capital gain distributions you receive are subject to federal income taxes and may also be subject to state and local taxes.

Johnson Mutual Funds
Prospectus Dated May 1, 2018

FUND DETAILS

Johnson Institutional Short Duration Bond Fund: JIBDX, JIMDX

Investment Objective

The investment objective of the Johnson Institutional Short Duration Bond Fund is a high level of income over the long term consistent with preservation of capital.

Principal Strategies

The Fund’s strategy is to provide a diversified portfolio of investment grade bonds with aggregate risk, return and income characteristics similar to 1 to 3 year bonds. The Fund invests primarily in a broad range of investment grade fixed income securities, including bonds, notes, domestic and foreign corporate and government securities, mortgage-backed securities, collateralized mortgage obligations, and short term obligations. The Fund will normally maintain a dollar weighted average duration between 1 and 3 years. The Fund will normally invest at least 80% of its assets in bonds.

Principal Risks

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A potential rise in interest rates may result in periods of volatility and increased redemptions.

Credit Risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due. While some domestic government securities held by the Fund are backed by the full faith and credit of the U.S. Government, others (such as FNMA, FHLMC, FGLMC, SMA, SBA and TVA securities) are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. Government if the agency issuing the security does not meet its obligation.

Prepayment Risk — The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

Specific Maturity Risk — The specific maturities in which the Fund invests may fall in value more than other maturities. Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mortgage-Backed Securities Risks — Mortgage-backed securities represent interests in “pools” of mortgages. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Foreign Securities Risk — Foreign securities may be subject to special risks such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administration or economic and monetary policies of foreign governments.

Johnson Mutual Funds
Prospectus Dated May 1, 2018

Johnson Institutional Intermediate Bond Fund: JIBEX, JIMEX

Investment Objective

The investment objective of the Johnson Institutional Intermediate Bond Fund is a high level of income over the long term consistent with preservation of capital.

Principal Strategies

The Fund’s strategy is to provide a diversified portfolio of investment grade bonds with aggregate risk, return and income characteristics similar to 3 to 5 year bonds. The Fund invests primarily in a broad range of investment grade fixed income securities, including bonds, notes, domestic and foreign corporate and government securities, mortgage-backed securities, and collateralized mortgage obligations. The Fund will normally maintain a dollar weighted average duration between 3 and 5 years. The Fund will normally invest at least 80% of its assets in bonds.

Principal Risks

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A potential rise in interest rates may result in periods of volatility and increased redemptions.

Credit Risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due. While some domestic government securities held by the Fund are backed by the full faith and credit of the U.S. Government, others (such as FNMA, FHLMC, FGLMC, SMA, SBA and TVA securities) are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. Government if the agency issuing the security does not meet its obligation.

Prepayment Risk — The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

Specific Maturity Risk — The specific maturities in which the Fund invests may fall in value more than other maturities. Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mortgage-Backed Securities Risks — Mortgage-backed securities represent interests in “pools” of mortgages. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Foreign Securities Risk — Foreign securities may be subject to special risks such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administration or economic and monetary policies of foreign governments.

Johnson Mutual Funds
Prospectus Dated May 1, 2018

Johnson Institutional Core Bond Fund: JIBFX, JIMFX

Investment Objective

The investment objective of the Johnson Institutional Core Bond Fund is a high level of income over the long term consistent with preservation of capital.

Principal Strategies

The Fund invests primarily in a broad range of investment grade fixed income securities, including bonds, notes, domestic and foreign corporate and government securities (including securities issued by government agencies), mortgage-backed securities, collateralized mortgage obligations, municipal securities, and short term obligations. The Adviser typically selects fixed income securities with maturities between three and fifteen years, based on the available yield at various maturity levels. The Fund will normally invest at least 95% of its assets in investment grade fixed income securities. The Fund will normally invest at least 80% of its assets in bonds.

Principal Risks

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A potential rise in interest rates may result in periods of volatility and increased redemptions.

Credit Risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due. While some domestic government securities held by the Fund are backed by the full faith and credit of the U.S. Government, others (such as FNMA, FHLMC, FGLMC, SMA, SBA and TVA securities) are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. Government if the agency issuing the security does not meet its obligation.

Prepayment Risk — The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

Specific Maturity Risk — The specific maturities in which the Fund invests may fall in value more than other maturities. Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mortgage-Backed Securities Risks — Mortgage-backed securities represent interests in “pools” of mortgages. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Foreign Securities Risk — Foreign securities may be subject to special risks such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administration or economic and monetary policies of foreign governments.

Johnson Mutual Funds
Prospectus Dated May 1, 2018

Johnson Enhanced Return Fund: JENHX

Investment Objective

The investment objective of the Enhanced Return Fund is to outperform the Fund’s benchmark, the S&P 500 Index, over a full market cycle.

Principal Strategies

The Fund will usually invest:

♦	a portion of its assets in stock index futures contracts that the Fund’s Adviser believes will produce the returns of the large capitalization U.S. equity market, and
♦	the balance of its assets in primarily short-term investment grade fixed income securities, which the Adviser believes will produce income and enhance the Fund’s returns.

Investing in stock index futures contracts requires an investment of only a small portion of the Fund’s assets in order to produce a return on the Fund’s total assets that approximates the return of an underlying stock index. This effect is referred to as “leverage.” The Fund attempts to track an underlying stock index consisting of a representative sampling of the leading large capitalization companies in the leading industries in the U.S. economy. The stock index futures are used only for replication of returns, not speculation. The Fund also may invest in options on stock index futures. The Fund will normally invest at least 95% of its assets in short-term investment grade fixed income securities with an average weighted duration between 1 and 3 years.

The Fund will generally close out of positions in stock index futures only as necessary to maintain a return on the Fund’s total assets that approximates the return of the underlying stock index, and will sell its fixed income securities if the security reaches the Adviser’s valuation target or if the Adviser believes the issuer’s fundamentals have changed.

Principal Risks

Company Risk — The Fund value might decrease in response to the activities and financial prospects of an individual company.

Market Risk — The Fund value might decrease in response to general market and economic conditions.

Volatility Risk — Common stocks (and indexes of common stocks) tend to be more volatile than other investment choices.

Derivatives Risk — Derivatives are financial contracts, such as futures contracts, whose value depends on, or is derived from, the value of an underlying asset. The Fund uses derivatives as a substitute for taking a position in the underlying assets. The Fund’s use of derivatives involves risks different from the risks associated with investing directly in securities or traditional investments. Derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying index. Losses from derivatives may be greater than the derivative’s original cost.

Leveraging Risk — The use of derivatives may give rise to leveraging risk. Funds that are leveraged can be more volatile than funds that are not leveraged. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio. When the Fund is leveraged, it can lose more than the principal amount invested.

Correlation Risk — The Fund will seek to invest in futures contracts to perfectly capture the return of the underlying index. However, due to derivative contract size limitations, the Fund’s assets may be slightly under-invested or slightly over-invested, which could cause the Fund to be slightly less or more volatile than the underlying index, and the Fund’s returns from the futures contracts may not mirror the underlying index.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A potential rise in interest rates may result in periods of volatility and increased redemptions.

Credit Risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due. While some domestic government securities held by the Fund are backed by the full faith and credit of the U.S. Government, others (such as FNMA, FHLMC, FGLMC, SMA, SBA and TVA securities) are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. Government if the agency issuing the security does not meet its obligation.

Prepayment Risk — The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

Specific Maturity Risk — The specific maturities in which the Fund invests may fall in value more than other maturities. Although the Fund’s bonds are primarily short term, the bonds with longer maturities will fluctuate more than bonds with shorter maturities.

Johnson Mutual Funds
Prospectus Dated May 1, 2018

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mortgage-Backed Securities Risks — Mortgage-backed securities represent interests in “pools” of mortgages. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Foreign Securities Risk — Foreign securities may be subject to special risks such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administration or economic and monetary policies of foreign governments.

GENERAL

From time to time, any Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, any Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If a Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Funds may not achieve their investment objectives. Each Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

The investment objectives and strategies of any Fund may be changed by the board of trustees without shareholder approval. However, shareholders will be provided 60 days’ prior notice of any change in a Fund’s investment objective.

PORTFOLIO DISCLOSURE

A description of the Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

CYBERSECURITY

The computer systems, networks and devices used by the Funds and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Funds and their service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Funds’ business operations, potentially resulting in financial losses; interference with the Funds’ ability to calculate its NAV; impediments to trading; the inability of the Funds, the adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

Johnson Mutual Funds
Prospectus Dated May 1, 2018

MANAGEMENT

Investment Adviser

Johnson Investment Counsel, Inc., 3777 West Fork Road, Cincinnati, Ohio 45247 (“Johnson”) serves as investment Adviser to the Funds. In this capacity, Johnson is responsible for the selection and ongoing monitoring of the securities in each Fund’s investment portfolio and managing the Funds’ business affairs. Johnson is a Cincinnati-based company that has grown, since its inception in 1965, to become one of the largest independent investment advisory firms in the Cincinnati, Ohio area. As of December 31, 2017, Johnson has over $10.0 billion of assets under management with services extending to a wide range of clients, including businesses, individuals, foundations, institutions and endowments. Johnson solely provides investment management, through individually managed portfolios, and has no commission-based affiliations from the sale of products.

For the fiscal year ended December 31, 2017, the Funds paid the Adviser the following fees as a percentage of their average daily net assets (after fee waiver):

	Contractual Advisory Fee	Net Advisory Fee Received	Expense Limitation
Johnson Institutional Short Duration Bond Fund	0.30%	0.24%	Class I: 0.30% Class F: 0.25%
Johnson Institutional Intermediate Bond Fund	0.30%	0.24%	Class I: 0.30% Class F: 0.25%
Johnson Institutional Core Bond Fund	0.30%	0.24%	Class I: 0.30% Class F: 0.25%
Johnson Enhanced Return Fund	0.35%	0.35%	0.35%

The Funds may directly enter into agreements with financial intermediaries (which may include banks, brokers, securities dealers and other industry professionals) pursuant to which a Fund will pay the financial intermediary for services such as networking or sub-transfer agency, including the maintenance of “street name” or omnibus accounts and related sub-accounting, record-keeping and administrative services provided to such accounts. The Short Duration, Intermediate or Core Bond Funds, through its Rule 12b-1 distribution plan, or each Fund’s respective Advisor or Sub-Advisor (not the Fund) may also pay certain financial intermediaries a fee for providing distribution related services for each respective Fund’s shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. Please refer to the section of the Statement of Additional Information entitled “Additional Compensation to Financial Intermediaries” for more information.

A discussion regarding the basis for the approval or renewal of the investment advisory contracts of the Funds by the board of trustees is available in the most recent Semi-Annual Report to Shareholders for the period ended June 30.

Portfolio Managers

The Adviser manages each of the Johnson Mutual Fund portfolios with a team of individuals who are responsible for the investment policy, portfolio management and research for the Funds. The chart below shows the team leader and additional team members for each Fund.

Portfolio Manager	Johnson Institutional Short Duration Bond Fund	Johnson Institutional Intermediate Bond Fund	Johnson Institutional Core Bond Fund	Johnson Enhanced Return Fund
Michael Leisring, CFA	**	**	**	**
Dale Coates, CFA	*	*	*	*
Jason Jackman, CFA	*	*	*	*
David Theobald, CFA	*	*	*	*
Brandon Zureick, CFA	*	*	*	*
		** Team Leader	* Team Member

Johnson Mutual Funds
Prospectus Dated May 1, 2018

The following describes each of the team members:

Mr. Leisring is a CFA charter holder and is the team leader of these Fund teams. Mr. Leisring is the Director of Fixed Income and has been a member of these teams since July 2003. He has been with the Adviser since 1999.

Mr. Coates is a CFA charter holder and has been with a member of these Fund teams since the respective inception date for each of these Funds. He is currently Vice President and has been with the Adviser in a portfolio management role for over 20 years.

Mr. Jackman is a CFA charter holder who has been a member of these Fund teams since the respective inception date for each of these Funds. Mr. Jackman is currently President and Chief Investment Officer of the Adviser. He has been with the Adviser since 1993.

Mr. Theobald is a CFA charter holder and is a team member for the Funds. Mr. Theobald is currently a Fixed Income Portfolio Manager for the Adviser and has been with the Adviser since 2013. Prior to joining the Advisor, Mr. Theobald worked as a senior marketing coordinator at Fort Washington Investment Advisors.

Mr. Zureick is a CFA charter holder and has been a member of the Fund teams since 2014. He is currently a Fixed Income Portfolio Manager and a Portfolio Strategist, and has been with the Adviser since 2011.

The Funds’ SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ respective ownership in the Funds.

Johnson Mutual Funds
Prospectus Dated May 1, 2018

SHAREHOLDER INFORMATION

Pricing Fund Shares

The value of an individual share in a Fund, the net asset value (NAV), is calculated by dividing the total value of the Fund’s investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. NAV per share is determined as of 4:00 p.m. Eastern Time on each day that the exchange is open for business and there exists shareholder orders for the Fund and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the NAV. The NYSE is closed on weekends, most Federal holidays and Good Friday. The NAV per share of each Fund will fluctuate.

Requests to purchase, exchange and redeem shares are processed at the NAV calculated after Johnson Financial, Inc., the Funds’ Transfer Agent, receives your order. If you need additional information on how to buy, sell or exchange shares in a Fund, please contact the Transfer Agent:

Johnson Financial, Inc.
3777 West Fork Road
Cincinnati, Ohio 45247
513-661-3100 or 800-541-0170
Fax: 513-661-4901

Each Fund’s assets are generally valued at their market value, using prices provided by a pricing service. If market prices are not available or, in the Adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading that materially affects fair value, the Adviser may value a Fund’s assets at their fair value according to policies approved by the Fund’s Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines. Fair value pricing may also be necessary if a Fund owns a thinly traded stock and the Fund is unable to obtain a current market price due to a lack of current trades. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders.

Purchase of Fund Shares

You may buy shares on any business day. This includes any day that a Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

You may buy shares for each Fund at the Fund’s net asset value (NAV) next determined after your order is received by the Transfer Agent. Purchase requests submitted by check, wire or exchange received at the Transfer Agent before the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time) receive the NAV determined as of the close of trading on the current day, and purchase requests received after that time receive the NAV determined as of the close of trading on the next business day following the date of receipt.

Initial Purchase:  The minimum initial investment for Johnson Institutional Short Duration Bond Fund, Johnson Institutional Intermediate Bond Fund, Johnson Institutional Core Bond Fund, and Johnson Enhanced Return Fund is $1,000,000. The Adviser, at its sole discretion, may waive the minimum investment requirements for the existing clients of the Adviser and other related parties, as well as in certain other circumstances. You may diversify your investments by choosing a combination of any of the Funds for your investment program.

By Mail — You may purchase shares of any Fund by following these steps:

♦	Complete and sign an application;
♦	Draft a check made payable to: Johnson Mutual Funds;
♦	Identify on the check and on the application the Fund(s) in which you would like to invest;
♦	Mail the application, check and any letter of instruction to the Transfer Agent.

By Wire — You may purchase shares of any Fund by wiring Federal Funds from your bank, which may charge you a fee for doing so. If money is to be wired for a newly established account, you must call the Transfer Agent first to open an account, obtain an account number, and receive wire instructions.

You must mail a completed application to Johnson Mutual Funds after opening an account by wire transfer. Wire orders will be accepted only on a day on which the Funds and the custodian bank are open for business. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Funds or the custodian bank. Wires for purchases not received by 4:00 p.m. Eastern Time the business day following the order’s trade date will be cancelled. There is presently no fee for the receipt of wired funds, but the Funds may charge a fee in the future.

Johnson Mutual Funds
Prospectus Dated May 1, 2018

Shares may also be purchased and sold by individuals through other financial intermediaries. The Funds have authorized these financial intermediaries to accept orders to buy shares on its behalf. An investor who invests in the Funds through a financial intermediary should contact the financial intermediary for information regarding purchase procedures and requirements. When authorized financial intermediaries receive instructions in good order, the order is considered as being placed with the Fund. Purchase orders received by the authorized financial intermediary before the close of regular trading on the NYSE will be transacted at that business day’s NAV; purchase orders received after the close of regular trading on the NYSE will be transacted at the next business day’s NAV. Such financial intermediaries may charge a service fee or commission for such transactions. No such fee or commission is charged on shares that are purchased or redeemed directly from the Funds. Investors that are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations. Financial Intermediaries may arrange with the Funds to have settlements ranging from trade date plus one day (T+1) to trade date plus two days (T+2).

The Short Duration, Intermediate and Core Bond Funds offer Class I and Class F shares. Each Class of shares has a different distribution arrangement and expenses to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and length of investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares. Each class of shares represents an interest in the same portfolio of investments in a Fund. Not all share classes may be available in all states.

Class I Shares:  Sales of Class I shares are not subject to a 12b-1 fee. Availability of Class I shares is subject to agreement between the Adviser and financial intermediary.

Class F Shares:  You can buy Class F shares at NAV. Class F shares are subject to an annual 12b-1 fee of up to 0.25%. Because Class F shares pay this additional fee, Class F shares have higher ongoing expenses than Class I shares.

Additional Purchases:  You may buy additional shares of a Fund at any time (minimum of $100) by mail or by bank wire if you meet the initial investment requirement for each Fund. Each additional purchase request must contain:

♦	Name of your account(s);
♦	Account number(s);
♦	Name of the Fund(s) in which you wish to invest.

Checks should be made payable to “Johnson Mutual Funds” and should be sent to the Johnson Mutual Funds at the address indicated throughout this prospectus. A bank wire should be sent as outlined above.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information, and may take additional steps to verify your identity. We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

Redemption of Fund Shares

You may sell shares in a Fund by mail or telephone, without a charge. The proceeds of the sale may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your sale. Your request for a sale should be addressed to the Johnson Mutual Funds and must include:

♦	Letter of instruction;
♦	Fund name;
♦	Account number(s);
♦	Account name(s);
♦	Dollar amount or the number of shares you wish to sell.

All registered share owner(s) must sign this request in the exact name(s) and any special capacity in which they are registered. For joint accounts with right of survivorship, only one signature is required for a withdrawal.

Requests for redemptions received prior to 4:00 p.m. Eastern Time will be processed at the next determined net asset value (NAV) as of the close of business on the same day.

The Funds will forward the proceeds of your sale to you (or to your financial adviser) within 7 days (normally within 3 business days) after receipt of a proper request. The Fund pays redemptions from cash, cash equivalents and then from proceeds from the sale of portfolio investments. These redemption payment methods will be used in normal and stressed market conditions.

Johnson Mutual Funds
Prospectus Dated May 1, 2018

A Fund may require that signatures on redemption requests be guaranteed by a bank or a member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of a Fund, a shareholder may be required to furnish additional legal documents to insure proper authorization. If you are not certain of the requirements for a sale, please call the Transfer Agent at the number indicated throughout this prospectus.

By Telephone — Telephone redemption privileges are automatically available to all shareholders. Shareholders may sell shares on any business day the NYSE is open by calling the Transfer Agent before 4:00 p.m. Eastern Time. A Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures will include requiring a form of personal identification from the caller. Sale proceeds will be mailed or wired at the shareholder’s direction to the designated account. The minimum amount that may be wired is $1,000.

By using the telephone redemption and exchange privileges, a shareholder authorizes a Fund and the Transfer Agent to act upon the instruction of any person by telephone they believe to be the shareholder. By telephone, this shareholder may sell shares from the account and transfer the proceeds to the address of record or the bank account designated or may exchange into another Fund. The Funds and the Transfer Agent are not liable for following instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. The Funds may change, modify or terminate the telephone redemption or exchange privilege at any time.

Additional Information — Sale requests specifying a certain date or share price cannot be accepted and will be returned. If you invest by wire, you may sell your shares on the first business day following such purchase. However, if you invest by a personal, corporate, cashier’s or government check, the sales proceeds will not be paid until your investment has cleared the bank, which may take up to 15 calendar days from the date of purchase. Exchanges into any of the other Funds are, however, permitted without the waiting period.

Any shareholders that invest in the Fund through a financial intermediary should contact their financial intermediary regarding redemption procedures. The Fund has authorized such financial intermediaries to accept orders to redeem shares on its behalf. A shareholder that invests in the Fund through a financial intermediary should contact the financial intermediary for information regarding redemption procedures and requirements. When authorized financial intermediaries receive a redemption order in good form, the order is considered as being placed with the Fund. Redemption orders received by the authorized financial intermediary before the close of regular trading on the NYSE will be transacted at that business day’s NAV; redemption orders received after the close of regular trading on the NYSE will be transacted at the next business day’s NAV. Financial Intermediaries may arrange with the Funds to have settlements ranging from trade date plus one day (T+1) to trade date plus three days (T+3).

When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend sales of Fund shares or postpone payment dates. If you are unable to accomplish your transaction by telephone (during times of unusual market activity), consider sending your order by express mail to the Funds, or facsimile to (513) 661-4901 or (513) 661-3160.

Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund may require any shareholder to sell all of his or her shares in the Fund on 30 days’ written notice if the value of his or her shares in the Fund is less than $2,000 due to sales of Fund shares, or such other minimum amount as the Fund may determine from time to time. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. All shares of a Fund are also subject to an involuntary sale if the Board of Trustees determines to liquidate a Fund. An involuntary sale will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax Adviser.

Exchanging Fund Shares

As a shareholder in any Fund in the Johnson Mutual Funds Trust, you may exchange shares for shares of any other fund in the Johnson Mutual Funds Trust, subject to the minimum initial investment requirement of the Fund into which you are making the exchange. You may make an exchange by telephone or by written request.

By Telephone — Shareholders may call the Transfer Agent to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the Transfer Agent. Requests for exchanges received prior to 4:00 p.m. Eastern Time will be processed at the next determined net asset value (NAV) as of the close of business on the same day.

An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. See “How to Sell Shares.” An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long term or short term capital gain or loss on the shares sold.

Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. The Funds reserve the right to terminate or modify the exchange privilege in the future upon 60 days’ prior notice to the shareholders.

Johnson Mutual Funds
Prospectus Dated May 1, 2018

Dividends and Distributions

The Johnson Institutional Bond Funds intend to distribute substantially all of their net investment income as dividends to shareholders on a monthly basis. The Johnson Enhanced Return Fund intends to distribute substantially all of its net investment income as dividends to shareholders on a quarterly basis. Each Fund intends to distribute its capital gains once a year, at year end.

The Funds’ distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Dividends and capital gain distributions are automatically reinvested in additional shares at the NAV per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. You will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check will be mailed within 7 business days (normally within 3 business days) after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal will be paid at that time. Distributions of less than $10 and distributions on shares purchased within the last 30 days, however, will not be paid in cash and will be reinvested. You may elect to have distributions on shares held in IRA’s and 403(b) plans paid in cash only if you are 59½ years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

Frequent Purchase and Redemption of Fund Shares

The Funds discourage market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Redemptions are monitored by the Funds’ Transfer Agent to detect redemptions that occur within a specified time period, and any account in which such activity occurs is monitored for possible market timing activity. The Board of Trustees has adopted a policy directing the Funds to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of a Fund that indicates market timing or trading that it determines is abusive. This policy applies to all Fund shareholders. While each Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.

Distribution Plans

The Short Duration, Intermediate and Core Bond Funds have adopted distribution and service plans under Rule 12b-1 of the Investment Company Act of 1940 that allows each Fund to pay distribution and/or service fees in connection with the distribution of its Class F shares and for services provided to shareholders. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class F Shares:  Under the Funds’ Plan related to the Class F Shares, each Fund may pay an annual fee of up to 0.25% of the average daily net assets of the respective Fund’s Class F Shares. All or a portion of the distribution and services fees may be paid to your financial advisor for providing ongoing service to you.

Taxes

In general, selling shares of a Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. Because distributions of long term capital gains are subject to capital gains taxes, regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a Fund is about to make a taxable distribution. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares.

Each Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. You should consult with your tax Adviser regarding specific questions as to federal, state or local taxes, the tax effect of distributions and withdrawals from the Funds and the use of the Exchange Privilege.

Unless you furnish your certified taxpayer identification number (social security number for individuals) and certify that you are not subject to backup withholding, a Fund will be required to withhold and remit to the IRS 30% of the dividends, distributions and sales proceeds payable to the shareholder. A Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific shareholder account in any year, the Fund will make a corresponding charge against the shareholder account.

Johnson Mutual Funds
Prospectus Dated May 1, 2018

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by the Funds’ independent registered public accounting firm, Cohen & Company, Ltd. whose report, along with each Fund’s financial statements, is included in the Funds’ annual report, which is available upon request and without charge.

	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)	NET CAPITAL GAINS (LOSS)	TOTAL OPERATIONS	DISTRIBUTIONS FROM NET INVESTMENT INCOME	DISTRIBUTIONS FROM RETURN OF CAPITAL	DISTRIBUTIONS FROM REALIZED CAPITAL GAINS	TOTAL DISTRIBUTIONS
	$	$	$	$	$	$	$	$
JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
2017	14.98	0.24	(0.01)	0.23	(0.25)	—	—	(0.25)
2016	14.96	0.21	0.04	0.25	(0.23)	(0.00)[3]	—	(0.23)
2015	15.05	0.17	(0.07)	0.10	(0.19)	(0.00)[3]	—	(0.19)
2014	15.03	0.18	0.04	0.22	(0.20)	—	—	(0.20)
2013	15.27	0.25	(0.22)	0.03	(0.25)	—	(0.02)	(0.27)
JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
2017	15.56	0.35	0.11	0.46	(0.36)	—	(0.03)	(0.39
2016	15.41	0.34	0.18	0.52	(0.36)	—	(0.01)	(0.37)
2015	15.61	0.33	(0.19)	0.14	(0.34)	(0.00)[3]	—	(0.34)
2014	15.40	0.37	0.29	0.66	(0.39)	—	(0.06)	(0.45)
2013	16.24	0.45	(0.56)	(0.11)	(0.45)	—	(0.28)	(0.73)
JOHNSON INSTITUTIONAL CORE BOND FUND
2017	15.73	0.37	0.21[4]	0.58	(0.39)	—	(0.01)	(0.40)
2016	15.63	0.39	0.19[4]	0.58	(0.40)	(0.00)[3]	(0.08)	(0.48)
2015	15.98	0.39	(0.21)[4]	0.18	(0.42)	(0.00)[3]	(0.11)	(0.53)
2014	15.43	0.40	0.63[4]	1.03	(0.43)	—	(0.05)	(0.48)
2013	16.52	0.49	(0.80)[4]	(0.31)	(0.49)	—	(0.29)	(0.78)
JOHNSON ENHANCED RETURN FUND
2017	16.28	0.26	3.21	3.47	(0.26)	—	(3.22)	(3.48)
2016	15.17	0.18	1.76	1.94	(0.21)	—	(0.62)	(0.83)
2015	15.82	0.15	0.07	0.22	(0.17)	(0.00)[3]	(0.70)	(0.87)
2014	16.27	0.16	2.21	2.37	(0.17)	—	(2.65)	(2.82)
2013	15.50	0.24	4.58	4.82	(0.24)	—	(3.81)	(4.05)

Johnson Mutual Funds
Prospectus Dated May 1, 2018

	NET ASSET VALUE, END OF PERIOD	TOTAL RETURN[1]	NET ASSETS, END OF PERIOD (MILLIONS)	RATIO OF EXPENSES TO AVERAGE NET ASSETS[2]		RATIO OF NET INCOME (LOSS) TO AVERAGE NET ASSETS[2]		PORTFOLIO TURNOVER RATE
				BEFORE WAIVER	AFTER WAIVER	BEFORE WAIVER	AFTER WAIVER
	$	%	$	%	%	%	%	%
JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
2017	14.96	1.54	139.20	0.30	0.24	1.53	1.59	48.04
2016	14.98	1.68	124.37	0.30	0.24	1.32	1.38	73.88
2015	14.96	0.67	108.08	0.30	0.23	1.07	1.14	42.30
2014	15.05	1.44	78.27	0.30	0.24	1.14	1.20	42.41
2013	15.03	0.16	74.11	0.30	0.24	1.57	1.63	56.49
JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
2017	15.63	2.99	126.54	0.30	0.24	2.19	2.25	40.37
2016	15.56	3.37	110.71	0.30	0.24	2.12	2.18	50.71
2015	15.41	0.90	104.36	0.30	0.23	2.06	2.13	32.75
2014	15.61	4.31	79.64	0.30	0.24	2.30	2.36	34.31
2013	15.40	(0.68)	76.12	0.30	0.24	2.79	2.85	55.78
JOHNSON INSTITUTIONAL CORE BOND FUND
2017	15.91	3.72	201.22	0.30	0.24	2.29	2.35	31.42
2016	15.73	3.67	116.69	0.30	0.24	2.34	2.40	42.29
2015	15.63	1.16	86.90	0.30	0.23	2.39	2.46	29.51
2014	15.98	6.79	74.82	0.30	0.24	2.46	2.52	28.30
2013	15.43	(1.87)	71.30	0.30	0.24	2.99	3.04	67.39
JOHNSON ENHANCED RETURN FUND
2017	16.27	21.39	137.98	0.35	0.35	1.45	1.45	40.40
2016	16.28	12.89	110.18	0.35	0.35	1.16	1.16	65.13
2015	15.17	1.34	97.95	0.35	0.35	0.91	0.91	57.75
2014	15.82	14.42	97.15	0.35	0.35	0.93	0.93	56.32
2013	16.27	31.31	83.93	0.67	0.35	1.00	1.32	33.09

1	Total return on the table above represents the rate that the investor would have earned or lost on an investment in the fund, assuming reinvestment of dividends.
2	The Adviser agreed to waive a portion of the 0.30% maximum management fee for the Johnson Institutional Funds. For the Enhanced Return Fund, prior to May 1, 2013, the Adviser waived a portion of the 1.00% management fee. Effective May 1, 2013, the Adviser removed the fee waiver, and reduced the management fee to 0.35%.
3	Return of Capital is less than $0.005 per share.
4	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

Johnson Mutual Funds
Prospectus Dated May 1, 2018

Privacy Policy

The relationship between Johnson Investment Counsel, Inc., our affiliates (Johnson Trust Company, Johnson Financial, Inc. and Johnson Mutual Funds) and our clients is the most important asset of our firm. We strive to maintain your trust and confidence, which is an essential aspect of our commitment to protect your personal information to the best of our ability. We believe that our clients value their privacy, and we do not disclose your nonpublic personal information to third parties unless it is permitted or required by law, at your direction, or is necessary to provide you with our services. We have not and will not sell your personal information to anyone.

Johnson Investment Counsel and our affiliates collect and maintain your nonpublic personal information so that we can better provide investment management and trust services to you. The types and categories of information that we collect and maintain about you include:

♦	Information we receive from you to open an account or provide investment advice and trust services, such as your home address, telephone number, date of birth, social security number, and financial information.
♦	Information about your transactions that we need to service your account, such as trade confirmations, account statements and other financial information.

In order for us to provide investment management and trust services to you, it is sometimes necessary for us to disclose your personal information to third parties (e.g., brokers, custodians, regulators, and tax return preparers). In addition we also outsource certain functions to various nonaffiliated third-party vendors. To allow these vendors to perform their contracted services, the firm may disclose certain nonpublic personal information about its clients to these vendors. While our contractual arrangements with third-party vendors prohibits third-party vendors from disclosing or using client information other than for the purposes of performing services for the firm, third-party vendors could experience information security breaches or other incidents that could expose client information. The occurrence of such an incident at a third-party vendor is outside of the firm’s control.

To fulfill our privacy commitment at Johnson Investment Counsel, we have instituted firm-wide practices to safeguard the information that we maintain about you. These include:

♦	Adopting procedures that put in place physical, electronic, and other safeguards to keep your personal information safe.
♦	Limiting access to personal information to those employees and service providers who need to know that information to perform their job duties or to provide products or services to you.
♦	Requiring third parties that perform services for us to agree by contract to keep your information strictly confidential.
♦	Protecting information of our former clients to the same extent as our current clients.

At Johnson Investment Counsel, we value your privacy.

Johnson Mutual Funds
Prospectus Dated May 1, 2018

SERVICE PROVIDERS

Investment Adviser

Johnson Investment Counsel, Inc.
3777 West Fork Road
Cincinnati, Ohio 45247

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel

Thompson Hine LLP
312 Walnut Street
14th Floor
Cincinnati, Ohio 45202-4089

Transfer Agent

Johnson Financial, Inc.
3777 West Fork Road
Cincinnati, Ohio 45247

Custodian

US Bank
425 Walnut Street
Cincinnati, Ohio 45202

OTHER SOURCES OF INFORMATION

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on the Funds’ policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Funds’ affiliates. Shareholder reports contain management’s discussion of market conditions and investment strategies that significantly affected the Funds’ performance results as of the Funds’ latest semi-annual or annual fiscal year end.

Call the Funds at 513-661-3100 or 800-541-0170 or visit our web-site at www.johnsonmutualfunds.com to request free copies of the SAI and the Funds’ annual report, to request other information about the Funds and to make shareholder inquiries.

You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-551-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act #811-07254